NET LOSS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
NET LOSS PER SHARE
Schedule of Net Loss Per Share, Basic and Diluted

	Three Months Ended March 31,
(in thousands, except per share amounts)	2021	2020
Numerator for basic and diluted net loss per share:
Net loss attributable to Common Stockholders	$(59,108)	$(21,804)
Denominator for basic and diluted net loss per share:
Weighted-average shares	238,244	156,250
Net loss per share—Basic and Diluted	$(0.25)	$(0.14)

	Years Ended December 31,
	2020	2019
(in thousands, except per share amounts)	(as restated)

Numerator for basic and diluted net loss per share:
Net loss attributable to Common Stockholders	$(34,015)	$(103,596)
Denominator for basic and diluted net loss per share:
Weighted average shares	157,906	150,002
Net loss per share—Basic and Diluted	$(0.22)	$(0.69)

Schedule of antidilutive securities excluded from computation of earnings per share

	Three Months Ended March 31,
	2021	2020
Common Stock options outstanding	19,378	12,964
Unvested restricted stock units outstanding	918	—
Unvested restricted stock awards outstanding	224	3,142
Common Stock warrants outstanding	—	578
Total shares	20,520	16,684

	Years Ended December 31,
	2020	2019
Common Stock options outstanding	19,553	18,072
Unvested restricted stock units outstanding	683	—
Unvested restricted stock awards outstanding	279	5,587
Common Stock warrants outstanding	25,010	634
Unvested Trine Founder Shares, held in escrow	1,851	—
Total shares	47,376	24,293